UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

DWS Allocation Series

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 05/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                              as of May 31, 2006 (Unaudited)

DWS Moderate Allocation Fund

(formerly Scudder Pathway Moderate Portfolio)

	Shares	Value ($)

Equity Funds 59.9%
DWS Blue Chip Fund "Institutional"	1,012,223	21,378,148
DWS Capital Growth Fund "Institutional"	3,807	177,408
DWS Commodity Securities Fund "Institutional"	242,912	3,041,257
DWS Communications Fund "Institutional"	46,965	958,092
DWS Dreman Concentrated Value Fund "Institutional"	152,085	1,625,784
DWS Dreman High Return Equity Fund "I"	51,534	2,393,744
DWS Dreman Mid Cap Value Fund "Institutional"	92,377	1,005,982
DWS Dreman Small Cap Value Fund "I"	2,329	89,718
DWS Emerging Markets Equity Fund "S"	84	1,949
DWS Enhanced S&P 500 Index Fund "S"	189,289	2,400,188
DWS Equity 500 Index Fund "Institutional"	408,578	58,957,752
DWS Equity Partners Fund "Institutional"	286,495	8,291,158
DWS Europe Equity Fund "Institutional"	142,971	4,916,765
DWS Growth & Income Fund "Institutional"	637,952	13,862,704
DWS Health Care Fund "Institutional"	37,967	919,188
DWS International Equity Fund "Institutional"	6,367	87,297
DWS International Fund "Institutional"	47,551	2,630,975
DWS International Select Equity Fund "Premier"	274,472	3,356,799
DWS Japan Equity Fund "S"	113,633	2,032,892
DWS Large Cap Value Fund "Institutional"	757,663	17,100,454
DWS Large Company Growth Fund "Institutional"	426,588	10,690,298
DWS Micro Cap Fund "Institutional"	6,942	146,882
DWS RREEF Real Estate Securities Fund "Institutional"	83,337	1,842,572
DWS Small Cap Core Fund "S"	540,117	12,908,786
DWS Small Cap Growth Fund "Institutional"	92,873	2,333,894
DWS Small Cap Value Fund "S"	194,355	5,111,543
DWS Technology Fund "Institutional"	78,376	866,057

Total Equity Funds (Cost $160,583,613)		179,128,286
Fixed Income Funds 27.9%
DWS Core Fixed Income Fund "Institutional"	6,088,880	63,689,682
DWS Core Plus Income Fund "Institutional"	1,054	13,013
DWS GNMA Fund "S"	1,044	15,025
DWS High Income Fund "Institutional"	257,780	1,386,854
DWS High Income Plus Fund "Premier"	787,815	5,995,276
DWS Inflation Protected Plus Fund "Institutional"	1,288,424	12,343,097
DWS Short Term Bond Fund "S"	1,230	12,153

Total Fixed Income Funds (Cost $86,328,083)		83,455,100
Money Market Funds 0.0%
DWS Cash Investment Trust "S"	10,613	10,613
DWS Money Market Series "Institutional"	20,414	20,414

Total Money Market Funds (Cost $31,027)		31,027
Cash Equivalents 13.2%
Cash Management QP Trust, 5.01% (a) (Cost $39,301,901)	39,301,901	39,301,901

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 286,244,624)	101.0	301,916,314
Other Assets and Liabilities, Net	(1.0)	(2,884,436)

Net Assets	100.0	299,031,878

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Moderate Allocation Fund, a series of DWS Allocation Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Moderate Allocation Fund, a series of DWS Allocation Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 24, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 July 24, 2006